UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM Short Duration Muni Fund and PGIM US Real Estate Fund)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2023

Date of reporting period:	9/30/2022

Item 1 – Reports to Stockholders –

PGIM US REAL ESTATE FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2022 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM US Real Estate Fund informative and useful. The report covers performance for the six-month period ended September 30, 2022.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM US Real Estate Fund

November 15, 2022

PGIM US Real Estate Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 9/30/22 (without sales charges)	Average Annual Total Returns as of 9/30/22 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	-28.02	-24.34	3.66	5.94	—

Class C	-28.30	-21.30	4.05	5.74	—

Class Z	-27.94	-19.76	5.09	6.81	—

Class R6	-27.93	-19.75	5.10	N/A	5.27 (05/25/2017)

FTSE NAREIT Equity REITs Index

	-25.25	-16.41	2.93	6.26	—

S&P 500 Index

	-20.18	-15.46	9.24	11.70	—

Average Annual Total Returns as of 9/30/22 Since Inception (%)

Class R6 (05/25/2017)

FTSE NAREIT Equity REITs Index	3.34

S&P 500 Index	9.66

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

FTSE NAREIT Equity REITs Index—The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all real estate investment trusts (REITs) listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE MKT LLC (formerly known as NYSE Amex Equities). The Index is designed to reflect the performance of all publicly traded equity REITs as a whole.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM US Real Estate Fund    5

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 9/30/22

Ten Largest Holdings	Real Estate Sectors	% of Net Assets

Prologis, Inc.	Industrial REITs	12.1%

Welltower, Inc.	Health Care REITs	8.2%

Equity Residential	Residential REITs	6.6%

Public Storage	Specialized REITs	5.4%

Digital Realty Trust, Inc.	Specialized REITs	4.4%

UDR, Inc.	Residential REITs	4.1%

Agree Realty Corp.	Retail REITs	3.8%

Sun Communities, Inc.	Residential REITs	3.8%

Equity LifeStyle Properties, Inc.	Residential REITs	3.3%

Americold Realty Trust, Inc.	Industrial REITs	3.2%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM US Real Estate Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM US Real Estate Fund		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 719.80	1.26%	$ 5.43

	Hypothetical	$1,000.00	$1,018.75	1.26%	$ 6.38

Class C	Actual	$1,000.00	$ 717.00	2.01%	$ 8.65

	Hypothetical	$1,000.00	$1,014.99	2.01%	$10.15

Class Z	Actual	$1,000.00	$ 720.60	1.01%	$ 4.36

	Hypothetical	$1,000.00	$1,020.00	1.01%	$ 5.11

Class R6	Actual	$1,000.00	$ 720.70	1.01%	$ 4.36

	Hypothetical	$1,000.00	$1,020.00	1.01%	$ 5.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of September 30, 2022

Description	Shares	Value

LONG-TERM INVESTMENTS 100.2%

COMMON STOCKS

Diversified REITs 1.9%

Essential Properties Realty Trust, Inc.	60,159	$1,170,093

Health Care REITs 14.7%

Community Healthcare Trust, Inc.	30,771	1,007,750
Healthcare Realty Trust, Inc.	94,344	1,967,073
Omega Healthcare Investors, Inc.	37,100	1,094,079
Welltower, Inc.	79,732	5,128,362

		9,197,264

Hotel & Resort REITs 1.3%

Host Hotels & Resorts, Inc.	52,295	830,445

Industrial REITs 16.3%

Americold Realty Trust, Inc.	81,903	2,014,814
Duke Realty Corp.	5,825	280,765
First Industrial Realty Trust, Inc.	2,786	124,841
Prologis, Inc.	74,561	7,575,397
Rexford Industrial Realty, Inc.	4,273	222,196

		10,218,013

Integrated Telecommunication Services 1.6%

Radius Global Infrastructure, Inc. (Class A Stock)*	104,831	987,508

Office REITs 0.5%

Boston Properties, Inc.	4,155	311,500

Residential REITs 27.1%

American Homes 4 Rent (Class A Stock)	37,461	1,229,095
Camden Property Trust	13,823	1,651,157
Equity LifeStyle Properties, Inc.	32,519	2,043,494
Equity Residential	61,259	4,117,830
Essex Property Trust, Inc.	2,669	646,512
Independence Realty Trust, Inc.	71,082	1,189,202
Invitation Homes, Inc.	22,416	756,988
Mid-America Apartment Communities, Inc.	2,257	349,993
Sun Communities, Inc.	17,697	2,394,935
UDR, Inc.	60,939	2,541,766

		16,920,972

See Notes to Financial Statements.

PGIM US Real Estate Fund    9

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs 18.6%

Agree Realty Corp.	35,478	$2,397,603
Brixmor Property Group, Inc.	39,738	733,961
Kimco Realty Corp.	63,159	1,162,757
Kite Realty Group Trust	39,707	683,754
National Retail Properties, Inc.	28,861	1,150,399
NETSTREIT Corp.	61,030	1,086,944
Realty Income Corp.	29,448	1,713,874
Regency Centers Corp.	15,695	845,176
Simon Property Group, Inc.	3,261	292,675
Spirit Realty Capital, Inc.	43,035	1,556,146

		11,623,289

Specialized REITs 18.2%

CubeSmart	34,046	1,363,883
Digital Realty Trust, Inc.	28,004	2,777,437
Equinix, Inc.	3,291	1,872,052
Extra Space Storage, Inc.	2,450	423,140
Life Storage, Inc.	7,174	794,592
Public Storage	11,532	3,376,685
VICI Properties, Inc.	26,359	786,816

		11,394,605

TOTAL LONG-TERM INVESTMENTS (cost $68,334,121)		62,653,689

SHORT-TERM INVESTMENT 1.5%

UNAFFILIATED FUND

Dreyfus Government Cash Management (Institutional Shares) (cost $959,010)	959,010	959,010

TOTAL INVESTMENTS 101.7% (cost $69,293,131)		63,612,699

Liabilities in excess of other assets (1.7)%		(1,042,889)

NET ASSETS 100.0%		$62,569,810

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.

See Notes to Financial Statements.

10

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$1,170,093	$—	$—
Health Care REITs	9,197,264	—	—
Hotel & Resort REITs	830,445	—	—
Industrial REITs	10,218,013	—	—
Integrated Telecommunication Services	987,508	—	—
Office REITs	311,500	—	—
Residential REITs	16,920,972	—	—
Retail REITs	11,623,289	—	—
Specialized REITs	11,394,605	—	—
Short-Term Investment
Unaffiliated Fund	959,010	—	—

Total	$63,612,699	$—	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2022 were as follows:

Residential REITs	27.1%
Retail REITs	18.6
Specialized REITs	18.2
Industrial REITs	16.3
Health Care REITs	14.7
Diversified REITs	1.9
Integrated Telecommunication Services	1.6
Unaffiliated Fund	1.5

Hotel & Resort REITs	1.3%
Office REITs	0.5

101.7
Liabilities in excess of other assets	(1.7)

100.0%

See Notes to Financial Statements.

PGIM US Real Estate Fund    11

Statement of Assets and Liabilities  (unaudited)

as of September 30, 2022

Assets

Unaffiliated investments (cost $69,293,131)	$ 63,612,699
Receivable for investments sold	2,208,003
Receivable for Fund shares sold	396,116
Dividends receivable	211,988
Prepaid expenses	2,968

Total Assets	66,431,774

Liabilities

Payable for investments purchased	3,006,178
Payable for Fund shares purchased	768,027
Accrued expenses and other liabilities	51,203
Management fee payable	30,788
Affiliated transfer agent fee payable	3,362
Distribution fee payable	2,402
Trustees’ fees payable	4

Total Liabilities	3,861,964

Net Assets	$62,569,810

Net assets were comprised of:
Shares of beneficial interest, at par	$5,230
Paid-in capital in excess of par	76,668,347
Total distributable earnings (loss)	(14,103,767)

Net assets, September 30, 2022	$62,569,810

See Notes to Financial Statements.

12

Class A

Net asset value and redemption price per share,
($4,657,301 ÷ 389,652 shares of beneficial interest issued and outstanding)	$11.95
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.65

Class C

Net asset value, offering price and redemption price per share,
($1,352,890 ÷ 116,481 shares of beneficial interest issued and outstanding)	$11.61

Class Z

Net asset value, offering price and redemption price per share,
($39,290,880 ÷ 3,281,879 shares of beneficial interest issued and outstanding)	$11.97

Class R6

Net asset value, offering price and redemption price per share,
($17,268,739 ÷ 1,442,398 shares of beneficial interest issued and outstanding)	$11.97

See Notes to Financial Statements.

PGIM US Real Estate Fund    13

Statement of Operations  (unaudited)

Six Months Ended September 30, 2022

Net Investment Income (Loss)

Income
Unaffiliated dividend income	$1,323,226
Affiliated income from securities lending, net	219

Total income	1,323,445

Expenses
Management fee	314,397
Distribution fee(a)	18,476
Transfer agent’s fees and expenses (including affiliated expense of $ 7,838)(a)	61,171
Registration fees(a)	28,309
Custodian and accounting fees	26,166
Audit fee	12,885
Legal fees and expenses	10,194
Shareholders’ reports	7,258
Trustees’ fees	5,364
Miscellaneous	16,715

Total expenses	500,935
Less: Fee waiver and/or expense reimbursement(a)	(58,668)
Distribution fee waiver(a)	(1,573)

Net expenses	440,694

Net investment income (loss)	882,751

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $ (544))	(8,560,554)
Net change in unrealized appreciation (depreciation) on investments	(19,614,954)

Net gain (loss) on investment transactions	(28,175,508)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(27,292,757)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	9,438	9,038	—	—
Transfer agent’s fees and expenses	7,949	1,571	50,719	932
Registration fees	6,088	5,853	11,133	5,235
Fee waiver and/or expense reimbursement	(11,732)	(6,766)	(39,620)	(550)
Distribution fee waiver	(1,573)	—	—	—

See Notes to Financial Statements.

14

Statements of Changes in Net Assets   (unaudited)

	Six Months Ended September 30, 2022	Year Ended March 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$882,751	$780,786
Net realized gain (loss) on investment transactions	(8,560,554)	3,862,492
Net change in unrealized appreciation (depreciation) on investments	(19,614,954)	7,943,714

Net increase (decrease) in net assets resulting from operations	(27,292,757)	12,586,992

Dividends and Distributions
Distributions from distributable earnings
Class A	(31,088)	(652,691)
Class C	(1,906)	(164,522)
Class Z	(380,380)	(4,413,591)
Class R6	(92,772)	(1,048,577)

	(506,146)	(6,279,381)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	22,600,115	80,284,658
Net asset value of shares issued in reinvestment of dividends and distributions	506,080	6,277,852
Cost of shares purchased	(34,033,851)	(26,664,009)

Net increase (decrease) in net assets from Fund share transactions	(10,927,656)	59,898,501

Total increase (decrease)	(38,726,559)	66,206,112

Net Assets:

Beginning of period	101,296,369	35,090,257

End of period	$62,569,810	$101,296,369

See Notes to Financial Statements.

PGIM US Real Estate Fund    15

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2022		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.68		$14.23	$10.60	$13.14	$11.05	$12.01
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.16	0.14	0.19	0.19	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.80)		3.92	3.66	(1.93)	2.47	(0.41)
Total from investment operations	(4.66)		4.08	3.80	(1.74)	2.66	(0.23)
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.12)	(0.17)	(0.19)	(0.19)	(0.13)
Distributions from net realized gains	-		(1.51)	-	(0.61)	(0.38)	(0.60)
Total dividends and distributions	(0.07)		(1.63)	(0.17)	(0.80)	(0.57)	(0.73)
Net asset value, end of period	$11.95		$16.68	$14.23	$10.60	$13.14	$11.05
Total Return(b):	(28.02)%		28.70%	36.16%	(14.51)%	24.76%	(2.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,657		$7,648	$5,849	$6,050	$4,735	$3,938
Average net assets (000)	$6,275		$6,774	$5,881	$5,832	$4,230	$4,492
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.26	%(e)(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses before waivers and/or expense reimbursement	1.68	%(e)(f)	1.66%	1.92%	2.00%	2.36%	2.22%
Net investment income (loss)	1.94	%(e)	0.98%	1.18%	1.42%	1.63%	1.49%
Portfolio turnover rate(g)	101%		132%	246%	211%	154%	92%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended September 30, 2022.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

16

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2022		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.21		$13.88	$10.35	$12.84	$10.81	$11.79
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.04	0.05	0.09	0.10	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.67)		3.82	3.56	(1.88)	2.41	(0.39)
Total from investment operations	(4.59)		3.86	3.61	(1.79)	2.51	(0.31)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.02)	(0.08)	(0.09)	(0.10)	(0.07)
Distributions from net realized gains	-		(1.51)	-	(0.61)	(0.38)	(0.60)
Total dividends and distributions	(0.01)		(1.53)	(0.08)	(0.70)	(0.48)	(0.67)
Net asset value, end of period	$11.61		$16.21	$13.88	$10.35	$12.84	$10.81
Total Return(b):	(28.30)%		27.77%	35.04%	(15.08)%	23.81%	(3.11)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,353		$2,085	$990	$1,273	$1,135	$949
Average net assets (000)	$1,803		$1,599	$1,031	$1,360	$947	$1,294
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.01	%(e)(f)	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses before waivers and/or expense reimbursement	2.76	%(e)(f)	2.84%	3.33%	3.32%	4.17%	3.10%
Net investment income (loss)	1.19	%(e)	0.28%	0.43%	0.65%	0.89%	0.69%
Portfolio turnover rate(g)	101%		132%	246%	211%	154%	92%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended September 30, 2022.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund    17

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2022		2022	2021	2020	2019	2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.71		$14.25	$10.62	$13.16	$11.07	$12.02
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.22	0.18	0.22	0.23	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.80)		3.91	3.65	(1.93)	2.46	(0.40)
Total from investment operations	(4.65)		4.13	3.83	(1.71)	2.69	(0.19)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.20)	(0.22)	(0.22)	(0.16)
Distributions from net realized gains	-		(1.51)	-	(0.61)	(0.38)	(0.60)
Total dividends and distributions	(0.09)		(1.67)	(0.20)	(0.83)	(0.60)	(0.76)
Net asset value, end of period	$11.97		$16.71	$14.25	$10.62	$13.16	$11.07
Total Return(b):	(27.94)%		29.05%	36.44%	(14.27)%	25.03%	(2.09)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,291		$77,967	$24,856	$19,702	$20,978	$15,422
Average net assets (000)	$59,253		$44,164	$21,999	$25,381	$17,162	$16,394
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.01	%(e)(f)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses before waivers and/or expense reimbursement	1.14	%(e)(f)	1.16%	1.42%	1.44%	1.54%	1.80%
Net investment income (loss)	2.11	%(e)	1.34%	1.44%	1.60%	1.90%	1.76%
Portfolio turnover rate(g)	101%		132%	246%	211%	154%	92%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended September 30, 2022.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class R6 Shares
	Six Months Ended September 30,		Year Ended March 31,				May 25, 2017(a) through March 31,
	2022		2022	2021	2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$ 16.71		$ 14.25	$10.62	$13.16	$11.06	$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.22	0.18	0.28	0.22	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(4.81)		3.91	3.65	(1.99)	2.48	(0.54)
Total from investment operations	(4.65)		4.13	3.83	(1.71)	2.70	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.20)	(0.22)	(0.22)	(0.16)
Distributions from net realized gains	-		(1.51)	-	(0.61)	(0.38)	(0.60)
Total dividends and distributions	(0.09)		(1.67)	(0.20)	(0.83)	(0.60)	(0.76)
Net asset value, end of period	$11.97		$16.71	$14.25	$10.62	$13.16	$11.06
Total Return(c):	(27.93)%		29.05%	36.44%	(14.27)%	25.14%	(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,269		$13,596	$3,396	$954	$12	$10
Average net assets (000)	$16,280		$9,125	$2,559	$294	$11	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.01	%(f)(g)	1.00%	1.00%	1.00%	1.00%	1.00	%(f)
Expenses before waivers and/or expense reimbursement	1.02	%(f)(g)	1.10%	1.65%	4.99%	135.20%	115.13	%(f)
Net investment income (loss)	2.27	%(f)	1.30%	1.46%	2.06%	1.88%	1.93	%(f)
Portfolio turnover rate(h)	101%		132%	246%	211%	154%	92%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01%, for the six months ended September 30, 2022.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund    19

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM US Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is provided to the Board at the first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

20

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM US Real Estate Fund    21

Notes to Financial Statements  (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the

22

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates

PGIM US Real Estate Fund    23

Notes to Financial Statements  (unaudited) (continued)

by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

24

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.75% on average daily net assets up to and including $ 1 billion;	0.75%
0.73% on the next $2 billion of average daily net assets;
0.71% on the next $2 billion of average daily net assets;
0.70% on the next $5 billion of average daily net assets;
0.69% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through July 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

PGIM US Real Estate Fund    25

Notes to Financial Statements  (unaudited) (continued)

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.25%
C	2.00
Z	1.00
R6	1.00

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended September 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$8,274	$ —
C	—	237

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

26

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Money Market Fund. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended September 30, 2022, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$83,245,530	$92,981,651

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended September 30, 2022, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Institutional Money Market Fund(1)(b)(we)
$—	$7,481,200	$7,480,656	$—	$(544)	$—	—	$219(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM US Real Estate Fund    27

Notes to Financial Statements  (unaudited) (continued)

(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$70,775,763	$1,266,330	$(8,429,394)	$(7,163,064)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

28

As of September 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	1,688,896	51.5%
R6	1,100	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	76.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended September 30, 2022:
Shares sold	35,111	$507,341
Shares issued in reinvestment of dividends and distributions	2,096	31,022
Shares purchased	(110,056)	(1,575,952)
Net increase (decrease) in shares outstanding before conversion	(72,849)	(1,037,589)
Shares issued upon conversion from other share class(es)	3,986	57,521
Net increase (decrease) in shares outstanding	(68,863)	$(980,068)

Year ended March 31, 2022:
Shares sold	133,154	$2,221,864
Shares issued in reinvestment of dividends and distributions	39,006	651,167
Shares purchased	(124,055)	(2,032,043)
Net increase (decrease) in shares outstanding before conversion	48,105	840,988
Shares issued upon conversion from other share class(es)	2,962	49,117
Shares purchased upon conversion into other share class(es)	(3,653)	(57,955)
Net increase (decrease) in shares outstanding	47,414	$832,150

Class C
Six months ended September 30, 2022:
Shares sold	16,161	$235,867
Shares issued in reinvestment of dividends and distributions	135	1,906
Shares purchased	(24,364)	(328,256)
Net increase (decrease) in shares outstanding before conversion	(8,068)	(90,483)
Shares purchased upon conversion into other share class(es)	(4,098)	(57,521)
Net increase (decrease) in shares outstanding	(12,166)	$(148,004)

PGIM US Real Estate Fund    29

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Year ended March 31, 2022:
Shares sold	81,625	$1,307,801
Shares issued in reinvestment of dividends and distributions	10,123	164,522
Shares purchased	(27,101)	(431,659)
Net increase (decrease) in shares outstanding before conversion	64,647	1,040,664
Shares purchased upon conversion into other share class(es)	(7,332)	(117,126)
Net increase (decrease) in shares outstanding	57,315	$923,538

Class Z
Six months ended September 30, 2022:
Shares sold	572,269	$8,604,841
Shares issued in reinvestment of dividends and distributions	25,358	380,380
Shares purchased	(1,982,323)	(27,955,264)
Net increase (decrease) in shares outstanding	(1,384,696)	$(18,970,043)

Year ended March 31, 2022:
Shares sold	3,945,497	$64,966,082
Shares issued in reinvestment of dividends and distributions	264,216	4,413,586
Shares purchased	(1,249,368)	(20,105,425)
Net increase (decrease) in shares outstanding before conversion	2,960,345	49,274,243
Shares issued upon conversion from other share class(es)	7,824	125,964
Shares purchased upon conversion into other share class(es)	(46,243)	(714,458)
Net increase (decrease) in shares outstanding	2,921,926	$48,685,749

Class R6
Six months ended September 30, 2022:
Shares sold	914,206	$13,252,066
Shares issued in reinvestment of dividends and distributions	6,347	92,772
Shares purchased	(291,802)	(4,174,379)
Net increase (decrease) in shares outstanding	628,751	$9,170,459

Year ended March 31, 2022:
Shares sold	715,946	$11,788,911
Shares issued in reinvestment of dividends and distributions	62,756	1,048,577
Shares purchased	(249,612)	(4,094,882)
Net increase (decrease) in shares outstanding before conversion	529,090	8,742,606
Shares issued upon conversion from other share class(es)	46,243	714,458
Net increase (decrease) in shares outstanding	575,333	$9,457,064

30

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended September 30, 2022. The average daily balance for the 33 days that the Fund had loans outstanding during the period was approximately $1,799,667, borrowed at a weighted average interest rate of 2.78%. The maximum loan outstanding amount during the period was $5,854,000. At September 30, 2022, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

PGIM US Real Estate Fund    31

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: To the extent that the Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or

32

conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other

PGIM US Real Estate Fund    33

Notes to Financial Statements  (unaudited) (continued)

securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go

34

down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

PGIM US Real Estate Fund    35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM US Real Estate Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Real Estate unit (“PGIM Real Estate”), and PGIM Real Estate (UK) Limited (“PGIM RE (UK)”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM Real Estate and PGIM RE (UK). Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1 PGIM US Real Estate Fund is a series of Prudential Investment Portfolios 12.

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM (through its PGIM Real Estate unit), and PGIM RE (UK), which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as the administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by each of PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Real Estate and PGIM RE (UK), and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s and PGIM RE (UK)’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Real Estate’s and PGIM RE (UK)’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board also noted that it received favorable compliance reports from

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the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate and PGIM RE (UK).

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Real Estate and PGIM RE (UK) under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments for the year ended December 31, 2021. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIM Real Estate and PGIM RE (UK)

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2021. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the

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impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class Z shares and 1.00% for Class R6 shares through July 31, 2023.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM US Real Estate Fund

⬛ MAIL	⬛ TELEPHONE	⬛ WEBSITE
655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

  PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

  TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

  OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

  E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

  SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM US Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

  AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM US REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PJEAX	PJECX	PJEZX	PJEQX

CUSIP	744336603	744336801	744336884	744336751

MF209E2

PGIM SHORT DURATION MUNI FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of September 30, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Short Duration Muni Fund informative and useful. The report covers performance for the six-month period ended September 30, 2022.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 11th-largest investment manager with more than $1.5 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Muni Fund

November 15, 2022

PGIM Short Duration Muni Fund    3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 9/30/22 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 9/30/22 (with sales charges)
		One Year (%)	Five Years (%)	Since Inception (%)

Class A	-3.12	-10.22	-0.23	0.94 (05/29/2014)
Class C	-3.64	-9.80	-0.54	0.44 (05/29/2014)

Class Z	-3.07	-7.97	0.51	1.48 (05/29/2014)
Class R6	-3.06	-7.86	0.52	0.75 (05/25/2017)

Bloomberg 1-8 Year Municipal Index

	-2.47	-6.47	0.59	—

Average Annual Total Returns as of 9/30/22 Since Inception (%)
	Class A, Class C, Class Z (05/29/2014)	Class R6 (05/25/2017)

Bloomberg 1-8 Year Municipal Index	1.03	0.60

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Bloomberg 1-8 Year Municipal Index—The Bloomberg US Municipal Index covers the USD-denominated long-term tax-exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. The Bloomberg 1-8 Year Municipal Index contains bonds with maturities between 1 and 8 years.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Distributions and Yields as of 9/30/22

	Total Distributions Paid for	SEC 30-Day Subsidized	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
	Six Months ($)	Yield* (%)	37.0%	40.8%	Yield** (%)	37.0%	40.8%

Class A	0.05	2.49	3.95	4.21	2.43	3.86	4.10

Class C	0.01	1.65	2.62	2.79	1.60	2.54	2.70
Class Z	0.07	2.89	4.59	4.88	2.71	4.30	4.58

Class R6	0.07	2.95	4.68	4.98	2.65	4.21	4.48

PGIM Short Duration Muni Fund    5

Your Fund’s Performance (continued)

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

Credit Quality expressed as a percentage of total investments as of 9/30/22 (%)

AAA	5.0

AA	34.2
A	45.8

BBB	10.7
BB	1.9

Not Rated	1.9
Cash/Cash Equivalents	0.5

Total	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2022. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Short Duration Muni Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Muni Fund		Beginning Account Value April 1, 2022	Ending Account Value September 30, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$ 968.80	0.63%	$3.11

	Hypothetical	$1,000.00	$1,021.91	0.63%	$3.19

Class C	Actual	$1,000.00	$ 963.60	1.49%	$7.33

	Hypothetical	$1,000.00	$1,017.60	1.49%	$7.54

Class Z	Actual	$1,000.00	$ 969.30	0.32%	$1.58

	Hypothetical	$1,000.00	$1,023.46	0.32%	$1.62

Class R6	Actual	$1,000.00	$ 969.40	0.29%	$1.43

	Hypothetical	$1,000.00	$1,023.61	0.29%	$1.47

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2022, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 101.0%

MUNICIPAL BONDS

Alabama 5.3%

Black Belt Energy Gas District,
Revenue, Gas Project, Series E (Mandatory Put Date 06/01/28)	5.000%	05/01/53	2,000	$2,030,694
Revenue, Project No. 4, Series A-1, (Mandatory Put Date 12/01/25)	4.000	12/01/49	3,575	3,520,007
Revenue, Project No. 5, Series A-1, (Mandatory Put Date 10/01/26)	4.000	10/01/49	1,285	1,251,243
Revenue, Project No. 6, Series B, (Mandatory Put Date 12/01/26)	4.000	10/01/52	2,650	2,573,001
Revenue, Project No. 8, Series A, (Mandatory Put Date 12/01/29)	4.000	12/01/52	1,820	1,734,652
Revenue, Project No.7, Series C-1, (Mandatory Put Date 12/01/26)	4.000	10/01/52	2,250	2,183,299
Revenue, Series D1, Rfdg, (Mandatory Put Date 06/01/27)	4.000	07/01/52	500	491,498
Selma Industrial Development Board,
Revenue, International Paper Co. Project, Series A, Rfdg, (Mandatory Put Date 06/16/25)	1.375	05/01/34	400	372,936

				14,157,330

Alaska 0.9%

Alaska Industrial Development & Export Authority, Revenue,
Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,073,167
Northern Tobacco Securitization Corp.,
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/28	1,350	1,380,607

				2,453,774

Arizona 4.2%

Arizona Health Facilities Authority,
Revenue, Banner Health, Series B, (Mandatory Put Date 11/04/26)	2.710	01/01/46	2,000	1,942,544
Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	2.336(c)	01/01/37	2,500	2,417,998
Arizona Industrial Development Authority,
Revenue, Phoenix Children’s Hospital Project, Series A	5.000	02/01/27	325	343,456
Chandler Industrial Development Authority,
Revenue, Intel Corp. Project, (Mandatory Put Date 08/14/23)	2.400	12/01/35	1,340	1,327,030

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    9

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Arizona (cont’d.)

Chandler Industrial Development Authority, (cont’d.)
Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000%	06/01/49	1,190	$1,213,447
City of Phoenix Civic Improvement Corp.,
Revenue, Senior Lien, AMT, Rfdg	5.000	07/01/32	500	505,874
Industrial Development Authority of the City of Phoenix,
Revenue, Great Hearts Academies Project	3.750	07/01/24	205	203,192
Maricopa County Industrial Development Authority,
Revenue, Horizon Community Learning Center Project, Rfdg	4.000	07/01/26	1,280	1,236,134
Revenue, Reid Traditional Schools Project	4.000	07/01/26	410	405,147
Maricopa County Special Health Care District,
Series D, GO	5.000	07/01/28	350	377,617
Salt Verde Finance Corp.,
Revenue, National Gas Utility, Senior Lien	5.250	12/01/26	1,275	1,309,036

				11,281,475

California 4.2%

Bay Area Toll Authority,
Revenue, San Francisco Bay Area, Series C, Rfdg, (Mandatory Put Date 04/01/26)	2.910	04/01/56	650	627,790
California Community Choice Financing Authority,
Revenue, Green Bond Project, Series B-2, (Mandatory Put Date 08/01/31)	2.910	02/01/52	1,000	924,559
California Infrastructure & Economic Development Bank,
Revenue, J.Paul Getty Trust, Series B-1, Rfdg, (Mandatory Put Date 01/01/24)	0.390	10/01/47	1,000	967,992
Revenue, Sustainability Bond Academy of Sciences,
Series B, Rfdg, (Mandatory Put Date 08/01/24)	2.810	08/01/47	2,500	2,484,392
California Municipal Finance Authority,
Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	260	256,619
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22^(d)	250	132,500
Revenue, Waste Management, Inc. Project, Series A, (Mandatory Put Date 05/01/24)	2.500	11/01/38	1,000	976,167
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	269,460

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)

California School Finance Authority, (cont’d.)
Revenue, Green Dot Public School Project, Series A, 144A	4.000%	08/01/25	330	$329,102
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	250	247,776
California State Public Works Board,
Revenue, Series C, Rfdg	5.000	08/01/27	1,000	1,076,799
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg (Escrowed to Maturity Date 06/01/25)(ee)	5.000	06/01/25	440	458,923
Long Beach Bond Finance Authority,
Revenue, Natural Gas, Series B, 3 Month LIBOR + 1.450%	3.396(c)	11/15/27	700	666,608
Sanger Unified School District,
Certificate of Participation, Capital Projects, AGM, Rfdg	5.000	06/01/52	750	750,957
University of California,
Revenue, Series BM, Rfdg(hh)	5.000	05/15/29	1,145	1,244,855

				11,414,499

Colorado 5.1%

City & County of Denver Airport System,
Revenue, Series A, AMT, Rfdg	5.000	11/15/29	2,500	2,621,380
Colorado Educational & Cultural Facilities Authority,
Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	250	248,851
Colorado Health Facilities Authority,
Revenue, CommonSpirit Health, Series A, Rfdg	5.000	08/01/27	1,000	1,034,638
Revenue, CommonSpirit Health, Series A, Rfdg	5.000	08/01/28	375	388,715
Revenue, CommonSpirit Health, Series A-1, Rfdg	5.000	08/01/25	1,120	1,146,587
Revenue, CommonSpirit Health, Series A-2, Rfdg	5.000	08/01/26	390	401,313
Revenue, CommonSpirit Health, Series B-2, (Mandatory Put Date 08/01/26)	5.000	08/01/49	1,330	1,363,203
Revenue, Intermountain Healthcare, Series C, Rfdg (Mandatory Put Date 08/15/28)	5.000	05/15/62	2,000	2,152,807
Revenue, National Jewish Health Project, Rfdg	5.000	01/01/24	315	314,966
Revenue, Valley View Hospital Association Project, Rfdg	2.800	05/15/42	895	894,170
E-470 Public Highway Authority,
Revenue, NATL, Senior Series B, CABS	3.200(s)	09/01/25	1,000	901,334
Park Creek Metropolitan District,
Revenue, Senior Ltd. Property Tax, Series A, Rfdg	5.000	12/01/23	1,100	1,112,626

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    11

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)

Regional Transportation District,
Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg	5.000%	07/15/27	500	$516,081
University of Colorado,
University Enterprise Revenue, Green Bond Project,
Series C-3B, Rfdg, (Mandatory Put Date 10/15/26)	2.000	06/01/51	780	741,608

				13,838,279

Connecticut 0.9%

Connecticut State Health & Educational Facilities Authority,
Revenue, Series 2015-A, Rfdg, (Mandatory Put Date 07/12/24)	0.375	07/01/35	1,000	947,986
State of Connecticut,
Revenue, Transportation Infrastructure, Series A	5.000	01/01/23	275	276,308
Series C, GO	5.000	06/15/26	1,055	1,112,751

				2,337,045

Delaware 0.1%

Delaware State Economic Development Authority,
Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	230	220,976

District of Columbia 2.2%

District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg	5.000	07/01/27	220	226,499
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	75	76,052
Revenue, Series C, Rfdg	5.000	12/01/28	1,000	1,093,302
Metropolitan Washington Airports Authority,
Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,079,168
Revenue, Series A, AMT, Rfdg	5.000	10/01/26	1,350	1,407,378
Washington Metropolitan Area Transit Authority,
Revenue, Green Bond Project, Series A	5.000	07/15/25	1,050	1,096,230

				5,978,629

Florida 6.6%

City of Tallahassee,
Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/23	255	257,854
Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/25	550	561,805

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)

County of Broward Airport System,
Revenue, Series A, AMT	5.000%	10/01/26	500	$521,447
Revenue, Series B, AMT, Rfdg	5.000	10/01/27	1,000	1,062,214
Revenue, Series B, AMT, Rfdg	5.000	10/01/28	1,000	1,069,254
County of Lee Airport,
Revenue, Series A, AMT, Rfdg	5.000	10/01/28	1,000	1,053,075
Florida Development Finance Corp.,
Revenue, Brightline Passenger Rail Expansion Project, Series A, AMT, (Mandatory Put Date 04/04/23)	2.900	12/01/56	2,000	1,997,418
Greater Orlando Aviation Authority,
Revenue, Series A, AMT	5.000	10/01/24	1,000	1,022,965
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	200	197,801
Special Assessment	4.250	05/01/26	250	245,378
Special Assessment	4.625	05/01/27	500	494,318
Myrtle Creek Improvement District,
Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	895	902,296
Orange County Health Facilities Authority,
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg	5.000	10/01/25	2,065	2,148,162
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg	5.000	10/01/26	1,300	1,364,529
Revenue, Orlando Health Care, Inc., Series A, Rfdg	5.000	10/01/23	150	152,243
Orlando Utilities Commission,
Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250	10/01/46	2,400	1,917,048
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg	4.000	05/01/26	220	222,492
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	4.000	05/01/24	1,400	1,409,312
Special Assessment, Revenue, Rfdg	4.000	05/01/25	865	873,696
Special Assessment, Revenue, Rfdg	4.000	05/01/26	260	261,902
Village Community Development District No. 12,
Special Assessment, Revenue, 144A	3.250	05/01/23	70	69,657

				17,804,866

Georgia 6.3%

Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250	10/01/32	250	247,572

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    13

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Georgia (cont’d.)

Burke County Development Authority, (cont’d.)
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700%	12/01/49	1,000	$960,625
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/03/25)	3.250	11/01/45	500	492,841
City of Atlanta Department of Aviation,
Revenue, Series B, AMT	5.000	07/01/24	340	349,071
Revenue, Series B, AMT, Rfdg	5.000	07/01/28	500	527,315
Main Street Natural Gas, Inc.,
Revenue, Series A (Mandatory Put Date 09/01/27)	4.000	07/01/52	1,000	987,202
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	2.468(c)	04/01/48	1,300	1,290,052
Revenue, Series B, (Mandatory Put Date 12/02/24)	4.000	08/01/49	4,080	4,081,471
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000	03/01/50	1,890	1,827,523
Revenue, Series C, (Mandatory Put Date 12/01/28)	4.000	05/01/52	1,050	995,793
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	2,080	2,083,765
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,315	1,378,078
Revenue, Combined Cycle Project, Series A, Rfdg	4.000	11/01/24	1,080	1,086,264
Revenue, Project No. 1, Sub-Bonds, Series A, Rfdg	5.000	01/01/26	585	606,294

				16,913,866

Idaho 0.4%

County of Nez Perce,
Revenue, Potlatch Corp. Project, Rfdg	2.750	10/01/24	1,000	976,038

Illinois 13.9%

Chicago O’Hare International Airport,
Revenue, General Senior Lien, Series C, AMT, Rfdg	5.500	01/01/34	2,700	2,711,211
Revenue, Ohare International Airport, Senior Lien, Series C, AMT, Rfdg(hh)	5.000	01/01/24	1,000	1,015,104
Revenue, Series A, AMT, Rfdg	5.000	01/01/26	985	1,007,184
Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	200,805
Chicago Transit Authority Capital Grant Receipts,
Revenue, Section 5307, Rfdg	5.000	06/01/28	1,000	1,058,125
City of Chicago,
Series 2003-B, GO, Rfdg (Escrowed to Maturity Date 01/01/23)(ee)	5.000	01/01/23	370	371,695
Series A, GO, Rfdg	5.000	01/01/28	1,000	1,018,644

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)

City of Chicago Wastewater Transmission,
Revenue, Second Lien	5.000%	01/01/25	615	$615,358
Revenue, Second Lien, Series B, Rfdg	5.000	01/01/23	545	547,180
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000	11/01/25	530	540,505
Revenue, Second Lien Project, Rfdg	5.000	11/01/27	135	135,105
Revenue, Second Lien, Rfdg	4.000	11/01/24	280	279,469
Revenue, Second Lien, Rfdg	5.000	11/01/22	915	915,803
County of Cook,
Series A, GO, Rfdg	5.000	11/15/28	450	480,992
Series A, GO, Rfdg	5.000	11/15/29	1,000	1,076,210
Series B, GO, Rfdg	4.000	11/15/27	1,250	1,263,982
Illinois Finance Authority,
Revenue, Advocate Health Care Project, Series A-1, Rfdg	4.000	11/01/30	1,000	1,003,168
Revenue, American Water Capital Corp. Project, Rfdg,
(Mandatory Put Date 09/01/23)	0.700	05/01/40	600	586,132
Illinois State Toll Highway Authority,
Senior Revenue, Series A, Rfdg	5.000	01/01/28	1,910	2,056,967
Senior Revenue, Toll Highway, Series C, Rfdg	5.000	01/01/28	405	436,163
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/24	2,285	2,338,297
Revenue	5.000	06/01/26	3,250	3,395,085
Revenue	5.000	06/01/28	55	57,315
Regional Transportation Authority,
Revenue, NATL, Series A, Rfdg	5.500	07/01/25	960	1,020,562
Sales Tax Securitization Corp.,
Revenue, Second Lien, Series A, Rfdg	5.000	01/01/27	1,000	1,044,020
State of Illinois,
GO	5.000	05/01/23	130	130,899
Revenue, Build Illinois Bonds, Junior Obligation, Rfdg	5.000	06/15/24	705	712,546
Revenue, Build Illinois Bonds, Junior Obligation,
Series C, Rfdg	5.000	06/15/27	2,200	2,289,519
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,361,683
Series A, GO	4.000	01/01/23	360	360,076
Series B, GO, Rfdg	5.000	03/01/25	1,000	1,020,866
Series C, GO, Rfdg	4.000	03/01/24	1,000	1,001,153
Series D, GO	5.000	11/01/23	2,260	2,286,925
Series D, GO	5.000	11/01/26	2,575	2,639,245
University of Illinois,
Revenue, Series A, Rfdg	5.000	04/01/26	425	440,736

				37,418,729

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    15

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Indiana 1.3%

City of Rockport,
Revenue, Power Co. Project, Series A, Rfdg	3.050%	06/01/25	500	$490,952
City of Whiting Environmental Facilities,
Revenue, BP Products, AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000	12/01/44	1,000	1,034,847
Indiana Finance Authority,
Revenue, Indiana University Health, Inc., Series A, Rfdg	5.000	12/01/25	1,195	1,251,009
Revenue, Power & Light Co. Project, Series A, Rfdg	1.400	08/01/29	1,000	831,550

				3,608,358

Iowa 0.8%

PEFA, Inc.,
Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	2,120	2,129,416

Kentucky 1.2%

County of Trimble,
Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg, (Mandatory Put Date 09/01/27)	1.300	09/01/44	750	626,469
Kentucky Public Energy Authority,
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,560	1,550,124
Revenue, Series C (Mandatory Put Date 02/01/28)	4.000	02/01/50	1,000	966,446

				3,143,039

Louisiana 0.9%

City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	100,300
GO, Rfdg	5.000	12/01/23	150	153,041
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	302,959
Revenue	5.000	06/01/24	200	204,628
Louisiana Offshore Terminal Authority,
Revenue, Loop LLC Project, Series C, Rfdg, (Mandatory Put Date 12/01/23)	1.650	09/01/34	500	486,415

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Louisiana (cont’d.)

Louisiana Public Facilities Authority,
Revenue, Ochsner Clinic Foundation Project, Series B, Rfdg, (Mandatory Put Date 05/15/25)	5.000%	05/15/50	1,065	$1,099,303
Parish of St. John the Baptist,
Revenue, Marathon Oil Corp. Project, Rfdg, (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	194,131

				2,540,777

Maryland 1.0%

Maryland Economic Development Corp.,
Revenue, Transportation Facilities Project, Series A, Rfdg	5.000	06/01/24	350	358,756
Maryland State Transportation Authority,
Revenue, Series A, Rfdg	5.000	07/01/28	1,115	1,217,579
State of Maryland Department of Transportation,
Revenue, Series 2022-B, Rfdg(hh)	5.000	12/01/27	1,000	1,056,891

				2,633,226

Massachusetts 0.3%

Massachusetts Port Authority,
Revenue, Series C, AMT, Rfdg	5.000	07/01/29	665	706,594

Michigan 1.3%

Michigan Finance Authority,
Revenue, Local Government Loan Program, NATL,
Series D-6, Rfdg	5.000	07/01/25	320	328,744
Revenue, Senior Series A, Class 1, Rfdg	4.000	06/01/23	100	100,212
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/27	500	517,652
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/28	610	633,871
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/29	500	520,847
Michigan Strategic Fund,
Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000	10/01/61	1,500	1,440,127

				3,541,453

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    17

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Mississippi 0.3%

County of Warren,
Revenue, International Paper Co. Project, Rfdg, (Mandatory Put Date 09/01/23)	2.900%	09/01/32	250	$247,304
Mississippi Business Finance Corp.,
Revenue, Pollution Control, Rfdg	3.200	09/01/28	500	471,535

				718,839

Missouri 1.7%

Health & Educational Facilities Authority of the State of Missouri,
Revenue, BJC Health System, Series B, Rfdg, (Mandatory Put Date 05/01/26)	4.000	05/01/51	1,775	1,805,465
Revenue, BJC Health System, Series C, Rfdg, (Mandatory Put Date 05/01/28)	5.000	05/01/52	745	794,839
Revenue, Lutheran Senior Services, Rfdg	5.000	02/01/35	1,010	1,006,285
Kansas City Industrial Development Authority,
Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,051,310

				4,657,899

Nebraska 0.5%

Central Plains Energy Project,
Revenue, Project No. 4, (Mandatory Put Date 01/01/24)	5.000	03/01/50	1,275	1,287,480

Nevada 0.4%

County of Clark Department of Aviation,
Revenue, Sub-Series B, AMT, Rfdg	5.000	07/01/27	1,000	1,047,001

New Jersey 6.4%

New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series A, Rfdg	1.000	06/01/23	1,375	1,347,616
Revenue, American Water Co. Inc. Project, Series B, AMT, Rfdg, (Mandatory Put Date 06/01/23)	1.200	11/01/34	500	490,115
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg	0.850	12/01/25	600	537,459
Revenue, State Appropriation, Series B, Rfdg	4.000	11/01/25	455	454,557
Revenue, State Appropriation, Series XX, Rfdg	5.000	06/15/24	420	426,996

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)

New Jersey Health Care Facilities Financing Authority,
Revenue, AHS Hospital Corp., Rfdg	5.000%	07/01/24	400	$410,592
Revenue, RWJ Barnabas Health Obligation Group, Series A, Rfdg	5.000	07/01/27	450	473,611
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	505,097
New Jersey Higher Education Student Assistance Authority,
Revenue, Senior Series A, Rfdg	5.000	12/01/24	400	410,680
New Jersey Transportation Trust Fund Authority,
Revenue, Series AA, Rfdg	5.000	06/15/27	800	830,115
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	290	293,472
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/26	500	517,408
New Jersey Turnpike Authority,
Revenue, Series A	5.000	01/01/27	605	622,131
Revenue, Series D, Rfdg	5.000	01/01/28	1,100	1,149,022
Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	2.495(c)	01/01/24	1,000	1,006,832
State of New Jersey,
COVID-19, Emergency Bonds, Series A, GO	5.000	06/01/26	3,200	3,354,674
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/25	1,895	1,956,396
Revenue, Series A, Rfdg	5.000	06/01/27	2,315	2,402,341

				17,189,114

New Mexico 0.5%

City of Farmington,
Revenue, 4 Corners Project, Rfdg	1.800	04/01/29	1,500	1,281,359

New York 4.1%

City of New York,
Fiscal 2015, Sub-Series F-4, GO, (Mandatory Put Date 12/01/25)	5.000	06/01/44	2,000	2,084,898
Long Island Power Authority,
Revenue, Series B, Rfdg, (Mandatory Put Date 09/01/26)	1.500	09/01/51	2,000	1,822,742
Metropolitan Transportation Authority,
Revenue, Series B	5.000	11/15/22	395	395,723
Revenue, Series F, Rfdg	5.000	11/15/24	1,125	1,149,989
New York City Industrial Development Agency,
Revenue, Queens Baseball Stadium Project, Series A, AGM, Rfdg	5.000	01/01/28	1,000	1,053,671

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    19

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)

New York City Water & Sewer System, Revenue	5.000%	06/15/28	750	$801,375
New York State Dormitory Authority, Revenue, Memorial Sloan Kettering Cancer Center, Series 1, Rfdg	5.000	07/01/24	230	236,653
New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg	5.000	12/01/25	200	205,979
Port Authority of New York & New Jersey, Revenue, Series 226, AMT, Rfdg	5.000	10/15/27	790	824,568
Triborough Bridge & Tunnel Authority, Revenue, Senior Lien, Sub-Series B-2, Rfdg, (Mandatory Put Date 05/15/26)	5.000	05/15/50	1,000	1,051,934
Revenue, Series A-2, Rfdg, (Mandatory Put Date 05/15/26)	2.000	05/15/45	1,000	954,674
TSASC, Inc.,
Revenue, Series A, Rfdg	5.000	06/01/24	375	381,559
Revenue, Series A, Rfdg	5.000	06/01/25	100	102,477

				11,066,242

North Carolina 1.2%

Charlotte-Mecklenburg Hospital Authority, Revenue, Atriumn Health, Series B, (Mandatory Put Date 12/02/24)	5.000	01/15/50	1,000	1,029,053
North Carolina Turnpike Authority, Revenue, BANS	5.000	02/01/24	2,160	2,201,065

				3,230,118

North Dakota 0.2%

Cass County Joint Water Resource District, Series A, GO	0.480	05/01/24	555	525,795

Ohio 4.0%

Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg	5.000	11/15/27	185	189,454
American Municipal Power, Inc., Revenue, Prairie State Energy, Series A, Rfdg	5.000	02/15/39	2,000	2,015,543
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg	5.000	06/01/28	1,620	1,694,044
County of Cuyahoga, Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,161,154

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Ohio (cont’d.)

County of Cuyahoga, (cont’d.)
Revenue, MetroHealth System, Rfdg	5.000%	02/15/25	695	$711,297
Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000	08/01/49	300	305,739
Ohio Air Quality Development Authority, Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400	12/01/38	500	439,095
Revenue, Duke Energy Corp. Project, Series A, AMT, Rfdg, (Mandatory Put Date 06/01/27)	4.250	11/01/39	2,000	1,967,394
Revenue, Ohio Valley Electric Corp. Project, Series B, (Mandatory Put Date 11/01/24)	1.375	02/01/26	750	700,404
Ohio Turnpike & Infrastructure Commission, Revenue, Junior Lien Infrastructure Projects, Series A, Rfdg(hh)	5.000	02/15/25	500	518,324
State of Ohio,
Common Schools, Series C, GO, Rfdg	5.000	03/15/27	1,000	1,071,921

				10,774,369

Oklahoma 0.9%

Oklahoma Development Finance Authority,
Revenue, Gilcrease Expressway West, AMT	1.625	07/06/23	500	487,966
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	785,635
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,038,589

				2,312,190

Pennsylvania 5.0%

Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg	3.750	10/01/24	205	202,852
Revenue, Renaissance Academy Charter School, Rfdg	5.000	10/01/34	355	352,082
City of Philadelphia Airport,
Revenue, Private Activity, AMT, Rfdg	5.000	07/01/27	1,125	1,162,532
Commonwealth Financing Authority,
Revenue, Tobacco Master Settlement Payment	5.000	06/01/24	2,060	2,113,432
Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,160	1,202,642
Commonwealth of Pennsylvania,
Certificate of Participation, Series A, Rfdg	5.000	07/01/26	500	535,862
First Series, GO, Rfdg	5.000	08/15/25	1,235	1,292,170

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    21

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania (cont’d.)

Delaware River Joint Toll Bridge Commission,
Revenue, Bridge System, Series B, Rfdg	5.000%	07/01/28	305	$331,248
Delaware Valley Regional Finance Authority,
Revenue, Series A, AMBAC	5.500	08/01/28	795	871,923
East Hempfield Township Industrial Development Authority,
Revenue, Willow Valley Communities Project, Rfdg	5.000	12/01/23	500	506,587
Geisinger Authority,
Revenue, Geisinger Health System Obligation Group, Series B, Rfdg, (Mandatory Put Date 02/15/27)	5.000	04/01/43	1,000	1,042,615
Pennsylvania Economic Development Financing Authority,
Revenue, Waste Management Inc., Project, Series B, AMT, Rfdg, (Mandatory Put Date 11/02/26)	1.100	06/01/31	1,250	1,095,445
Pennsylvania Higher Educational Facilities Authority,
Revenue, University of Pennsylvania Health System, Rfdg	5.000	08/15/26	1,185	1,241,213
Philadelphia Gas Works Co.,
Revenue, Rfdg	5.000	08/01/25	420	435,231
University of Pittsburgh of the Commonwealth System of Higher Education,
Revenue, Rfdg	4.000	04/15/26	945	961,942

				13,347,776

Puerto Rico 1.1%

Commonwealth of Puerto Rico,
Restructured, Series A, GO, CABS	0.310(s)	07/01/24	3,077	2,827,975
Puerto Rico Sales Tax Financing Corp.,
Revenue, Series A-1, CABS	2.534(s)	07/01/24	250	232,829

				3,060,804

Rhode Island 1.1%

Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/23	790	797,500
Revenue, Series A, Rfdg	5.000	06/01/24	1,940	1,980,129
Revenue, Series A, Rfdg	5.000	06/01/28	240	242,046

				3,019,675

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina 1.4%

Charleston County Airport District,
Revenue, Series A, AMT, (Pre-refunded Date 07/01/23)(ee)	5.250%	07/01/33	2,000	$2,027,785
County of Richland,
Revenue, International Paper Co. Project, Series A, Rfdg	3.875	04/01/23	1,115	1,112,005
South Carolina Public Service Authority,
Revenue, Santee Cooper Exchange Bonds, Series A, Rfdg	4.000	12/01/29	619	617,835

				3,757,625

Tennessee 0.5%

Memphis-Shelby County Airport Authority,
Revenue, Series A, AMT	5.000	07/01/25	500	514,737
Tennergy Corp.,
Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000	12/01/51	1,000	963,095

				1,477,832

Texas 9.7%

Bexar County Health Facilities Development Corp.,
Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	499,643
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	611,826
Revenue, Senior Lien, Series D, Rfdg	5.000	01/01/28	1,000	1,043,358
Revenue, Series C	5.000	01/01/27	765	788,350
Revenue, Sub-Series F, BANS	5.000	01/01/25	680	693,282
City of Dallas Hotel Occupancy,
Tax Revenue, Rfdg	4.000	08/15/28	1,025	1,029,835
City of Houston Airport System,
Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,027,412
City of San Antonio Electric & Gas Systems,
Revenue, Junior Lien, Rfdg, (Mandatory Put Date 12/01/27)	2.000	02/01/49	1,500	1,398,748
Revenue, Junior Lien, Series B, Rfdg	3.000	02/01/29	1,000	972,384
Clear Creek Independent School District, Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	0.280	02/15/38	1,000	942,563
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	612,066
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	217,391

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    23

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)

Dallas Fort Worth International Airport,
Revenue, Series B, Rfdg	5.000%	11/01/26	1,425	$1,511,993
Decatur Hospital Authority,
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/23	150	151,129
Gulf Coast Authority,
Revenue, Exxonmobil Project, FRDD	2.830(cc)	12/01/25	2,360	2,360,000
Revenue, Exxonmobil Project, Series A, FRDD	2.800(cc)	06/01/30	300	300,000
Revenue, Exxonmobil Project, Series B, FRDD	2.800(cc)	06/01/25	2,995	2,995,000
Harris County Cultural Education Facilities Finance Corp.,
Revenue, Baylor College of Medicine, Series A, Rfdg, (Mandatory Put Date 07/01/24)	2.445	11/15/46	1,000	1,005,514
Lower Colorado River Authority,
Revenue, LCRA Transmission Services Corp. Project, Rfdg	5.000	05/15/27	600	639,103
Lower Neches Valley Authority Industrial Development Corp.,
Revenue, Exxonmobil Project, Series B, Rfdg, FRDD	2.800(cc)	11/01/29	1,000	1,000,000
New Caney Independent School District,
Permanent School Fund Program, GO, (Mandatory Put Date 08/15/24)	1.250	02/15/50	650	625,805
North Texas Tollway Authority,
Revenue, First Tier Bonds, Series A, Rfdg(hh)	5.000	01/01/25	1,075	1,114,618
Revenue, First Tier, Series B, Rfdg	5.000	01/01/25	875	906,953
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/28	340	356,584
Revenue, Second Tier, Series B, Rfdg (Pre-refunded Date 01/01/26)(ee)	5.000	01/01/26	690	692,476
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resources System, Series A, Rfdg	5.000	02/15/26	1,125	1,179,102
Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	638,582
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	725	752,994

				26,066,711

Utah 1.0%

Salt Lake City Airport,
Revenue, Series A, AMT	5.000	07/01/23	535	540,277
Revenue, Series A, AMT	5.000	07/01/26	1,160	1,211,811

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Utah (cont’d.)

Salt Lake City Airport, (cont’d.)
Revenue, Series A, AMT	5.000%	07/01/28	375	$393,466
Revenue, Series A, AMT	5.000	07/01/28	580	616,122

				2,761,676

Virginia 0.4%

Virginia Small Business Financing Authority,
Revenue, Elizabeth River Crossings Project, Senior Lien, AMT, Rfdg	4.000	01/01/30	750	722,534
Wise County Industrial Development Authority,
Revenue, Virginia Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200	11/01/40	250	238,762

				961,296

Washington 2.4%

City of Seattle Municipal Light & Power,
Revenue, Series B, Rfdg, (Mandatory Put Date 11/01/26)	2.710	05/01/45	500	484,564
Energy Northwest,
Revenue, Project No. 1, Series A, Rfdg	5.000	07/01/26	1,300	1,378,286
Port of Seattle,
Revenue, Intermediate Lein Private Activity, Series C, AMT, Rfdg	5.000	08/01/28	1,500	1,590,103
Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,062,224
University of Washington,
Revenue, Series C, Rfdg	5.000	04/01/26	1,500	1,586,588
Washington Health Care Facilities Authority,
Revenue, Overlake Hospital Medical Center, Series B, Rfdg	5.000	07/01/28	375	396,381

				6,498,146

West Virginia 0.9%

West Virginia Economic Development Authority,
Revenue, Appalachian Power Co. Amos Project, Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	979,957
Revenue, Appalachian Power Co. Project, Series A, Rfdg, (Mandatory Put Date 12/01/25)	0.625	12/01/38	1,500	1,342,326

				2,322,283

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    25

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Wisconsin 0.4%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000%	06/01/23	500	$501,585
Revenue, Trips Obligation Group, Senior Series E, Rfdg	5.000	07/01/23	355	355,247
Wisconsin Health & Educational Facilities Authority, Revenue, Children’s Hospital of Wisconsin, Rfdg	5.000	08/15/27	335	354,152

				1,210,984

TOTAL INVESTMENTS 101.0% (cost $289,872,941)				271,673,583
Liabilities in excess of other assets (1.0)%				(2,685,952)

NET ASSETS 100.0%				$268,987,631

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

BANS—Bond Anticipation Notes

CABS—Capital Appreciation Bonds

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $132,500 and 0.0% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

See Notes to Financial Statements.

(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

Citigroup Global Markets, Inc.	$171,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
Alabama	$—	$14,157,330	$—
Alaska	—	2,453,774	—
Arizona	—	11,281,475	—
California	—	11,281,999	132,500
Colorado	—	13,838,279	—
Connecticut	—	2,337,045	—
Delaware	—	220,976	—
District of Columbia	—	5,978,629	—
Florida	—	17,804,866	—
Georgia	—	16,913,866	—
Idaho	—	976,038	—
Illinois	—	37,418,729	—
Indiana	—	3,608,358	—
Iowa	—	2,129,416	—
Kentucky	—	3,143,039	—
Louisiana	—	2,540,777	—
Maryland	—	2,633,226	—
Massachusetts	—	706,594	—
Michigan	—	3,541,453	—

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    27

Schedule of Investments  (unaudited) (continued)

as of September 30, 2022

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Municipal Bonds (continued)
Mississippi	$—	$718,839	$—
Missouri	—	4,657,899	—
Nebraska	—	1,287,480	—
Nevada	—	1,047,001	—
New Jersey	—	17,189,114	—
New Mexico	—	1,281,359	—
New York	—	11,066,242	—
North Carolina	—	3,230,118	—
North Dakota	—	525,795	—
Ohio	—	10,774,369	—
Oklahoma	—	2,312,190	—
Pennsylvania	—	13,347,776	—
Puerto Rico	—	3,060,804	—
Rhode Island	—	3,019,675	—
South Carolina	—	3,757,625	—
Tennessee	—	1,477,832	—
Texas	—	26,066,711	—
Utah	—	2,761,676	—
Virginia	—	961,296	—
Washington	—	6,498,146	—
West Virginia	—	2,322,283	—
Wisconsin	—	1,210,984	—

Total	$—	$271,541,083	$132,500

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2022 were as follows:

Transportation	20.0%
Healthcare	14.1
Pre-pay Gas	13.3
Corporate Backed IDB & PCR	11.9
General Obligation	9.7
Tobacco	8.3
Special Tax/Assessment District	7.4
Power	5.7
Education	5.5

Lease Backed Certificate of Participation	1.9%
Water & Sewer	1.7
Pre-Refunded	1.0
Solid Waste/Resource Recovery	0.5

101.0
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of September 30, 2022, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$51,670

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(38,830)

For the six months ended September 30, 2022, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Short Positions (1)	$885,156

*	Average volume is based on average quarter end balances as noted for the six months ended September 30, 2022.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    29

Statement of Assets and Liabilities  (unaudited)

as of September 30, 2022

Assets

Unaffiliated investments (cost $289,872,941)	$271,673,583
Cash	54,846
Interest receivable	3,115,891
Receivable for Fund shares sold	1,931,037
Deposit with broker for centrally cleared/exchange-traded derivatives	171,000
Prepaid expenses	2,572

Total Assets	276,948,929

Liabilities
Payable for investments purchased	5,168,652
Payable for Fund shares purchased	2,612,030
Accrued expenses and other liabilities	81,314
Dividends payable	39,614
Management fee payable	33,207
Distribution fee payable	25,428
Affiliated transfer agent fee payable	852
Trustees’ fees payable	201

Total Liabilities	7,961,298

Net Assets	$268,987,631

Net assets were comprised of:
Shares of beneficial interest, at par	$28,245
Paid-in capital in excess of par	296,355,377
Total distributable earnings (loss)	(27,395,991)

Net assets, September 30, 2022	$268,987,631

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($86,502,529 ÷ 9,081,072 shares of beneficial interest issued and outstanding)	$9.53
Maximum sales charge (2.25% of offering price)	0.22

Maximum offering price to public	$9.75

Class C

Net asset value, offering price and redemption price per share, ($8,530,843 ÷ 896,284 shares of beneficial interest issued and outstanding)	$9.52

Class Z

Net asset value, offering price and redemption price per share, ($162,627,524 ÷ 17,077,690 shares of beneficial interest issued and outstanding)	$9.52

Class R6

Net asset value, offering price and redemption price per share, ($11,326,735 ÷ 1,189,558 shares of beneficial interest issued and outstanding)	$9.52

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    31

Statement of Operations  (unaudited)

Six Months Ended September 30, 2022

Net Investment Income (Loss)

Interest income	$2,487,161

Expenses
Management fee	422,764
Distribution fee(a)	168,375
Transfer agent’s fees and expenses (including affiliated expense of $ 2,181)(a)	140,373
Registration fees(a)	47,812
Custodian and accounting fees	29,817
Audit fee	21,484
Legal fees and expenses	10,474
Shareholders’ reports	8,360
Trustees’ fees	6,361
Miscellaneous	10,298

Total expenses	866,118
Less: Fee waiver and/or expense reimbursement(a)	(192,826)
Custodian fee credit	(2,064)

Net expenses	671,228

Net investment income (loss)	1,815,933

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(4,544,042)
Futures transactions	51,670

(4,492,372)

Net change in unrealized appreciation (depreciation) on:
Investments	(6,180,313)
Futures	(38,830)

(6,219,143)

Net gain (loss) on investment transactions	(10,711,515)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(8,895,582)

(a)   Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	122,259	46,116	—	—
Transfer agent’s fees and expenses	30,086	3,700	106,481	106
Registration fees	13,705	5,431	18,874	9,802
Fee waiver and/or expense reimbursement	(27,750)	(2,625)	(150,224)	(12,227)

See Notes to Financial Statements.

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended September 30, 2022	Year Ended March 31, 2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,815,933	$3,176,881
Net realized gain (loss) on investment transactions	(4,492,372)	(1,672,865)
Net change in unrealized appreciation (depreciation) on investments	(6,219,143)	(18,322,370)

Net increase (decrease) in net assets resulting from operations	(8,895,582)	(16,818,354)

Dividends and Distributions
Distributions from distributable earnings
Class A	(521,458)	(870,607)
Class C	(9,482)	(2,200)
Class Z	(1,213,195)	(2,239,240)
Class R6	(58,465)	(32,907)

	(1,802,600)	(3,144,954)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	102,491,469	264,490,313
Net asset value of shares issued in reinvestment of dividends and distributions	1,590,784	2,633,558
Cost of shares purchased	(147,838,467)	(210,236,507)

Net increase (decrease) in net assets from Fund share transactions	(43,756,214)	56,887,364

Total increase (decrease)	(54,454,396)	36,924,056

Net Assets:

Beginning of period	323,442,027	286,517,971

End of period	$268,987,631	$323,442,027

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    33

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,
	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.89		$10.46	$10.12	$10.25	$10.10	$10.03
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.08	0.15	0.21	0.22	0.22
Net realized and unrealized gain (loss) on investment transactions	(0.36)		(0.57)	0.35	(0.13)	0.15	0.06
Total from investment operations	(0.31)		(0.49)	0.50	0.08	0.37	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.08)	(0.16)	(0.21)	(0.22)	(0.21)
Net asset value, end of period	$9.53		$9.89	$10.46	$10.12	$10.25	$10.10
Total Return(b):	(3.12)%		(4.73)%	4.99%	0.72%	3.69%	2.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$86,503		$104,310	$98,413	$37,864	$33,779	$40,222
Average net assets (000)	$97,540		$116,393	$56,478	$38,599	$31,640	$38,892
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.63	%(d)	0.61%	0.63%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.69	%(d)	0.65%	0.74%	1.03%	1.04%	1.07%
Net investment income (loss)	1.08	%(d)	0.77%	1.43%	1.99%	2.21%	2.14%
Portfolio turnover rate(e)(f)	43%		74%	64%	83%	90%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,
	2022		2022		2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.89		$10.46		$10.11	$10.24	$10.09	$10.02
Income (loss) from investment operations:
Net investment income (loss)	0.01		-	(b)	0.08	0.13	0.15	0.14
Net realized and unrealized gain (loss) on investment transactions	(0.37)		(0.57)		0.35	(0.13)	0.14	0.06
Total from investment operations	(0.36)		(0.57)		0.43	- (b)	0.29	0.20
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(-	)(b)	(0.08)	(0.13)	(0.14)	(0.13)
Net asset value, end of period	$9.52		$9.89		$10.46	$10.11	$10.24	$10.09
Total Return(c):	(3.64)%		(5.43)%		4.25%	(0.03)%	2.93%	2.01%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,531		$10,151		$13,047	$17,580	$18,002	$20,309
Average net assets (000)	$9,198		$12,026		$15,371	$18,047	$18,317	$21,456
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.49	%(e)	1.37%		1.43%	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.55	%(e)	1.46%		1.54%	1.80%	1.84%	1.85%
Net investment income (loss)	0.21	%(e)	0.02%		0.80%	1.27%	1.46%	1.39%
Portfolio turnover rate(f)(g)	43%		74%		64%	83%	90%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    35

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,
	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.89		$10.46	$10.12	$10.25	$10.10	$10.02
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.11	0.19	0.24	0.25	0.24
Net realized and unrealized gain (loss) on investment transactions	(0.37)		(0.57)	0.34	(0.14)	0.14	0.07
Total from investment operations	(0.30)		(0.46)	0.53	0.10	0.39	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.11)	(0.19)	(0.23)	(0.24)	(0.23)
Net asset value, end of period	$9.52		$9.89	$10.46	$10.12	$10.25	$10.10
Total Return(b):	(3.07)%		(4.44)%	5.30%	0.97%	3.95%	3.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$162,628		$201,704	$174,371	$104,867	$97,709	$80,839
Average net assets (000)	$175,790		$213,040	$119,138	$110,231	$93,569	$74,855
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.32	%(d)	0.32%	0.32%	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.49	%(d)	0.46%	0.52%	0.79%	0.83%	0.82%
Net investment income (loss)	1.39	%(d)	1.06%	1.80%	2.26%	2.46%	2.40%
Portfolio turnover rate(e)(f)	43%		74%	64%	83%	90%	71%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class R6 Shares
	Six Months Ended September 30,		Year Ended March 31,				May 25, 2017(a) through March 31,
	2022		2022	2021	2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.89		$10.46	$10.11	$10.24	$10.10	$10.14
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.11	0.20	0.24	0.25	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.37)		(0.57)	0.35	(0.14)	0.13	(0.05)
Total from investment operations	(0.30)		(0.46)	0.55	0.10	0.38	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.11)	(0.20)	(0.23)	(0.24)	(0.20)
Net asset value, end of period	$9.52		$9.89	$10.46	$10.11	$10.24	$10.10
Total Return(c):	(3.06)%		(4.41)%	5.44%	0.97%	3.85%	1.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,327		$7,276	$688	$1,003	$2,300	$10
Average net assets (000)	$8,236		$3,145	$820	$1,689	$1,291	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.29	%(e)	0.29%	0.29%	0.60%	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	0.59	%(e)	0.77%	1.78%	1.42%	1.90%	141.66	%(e)
Net investment income (loss)	1.42	%(e)	1.05%	1.97%	2.32%	2.48%	2.42	%(e)
Portfolio turnover rate(f)(g)	43%		74%	64%	83%	90%	71%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund    37

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 12 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Short Duration Muni Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated to PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the Valuation Designee pursuant to SEC Rule 2a-5(b) to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as valuation designee under SEC Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is provided to the Board at the first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Short Duration Muni Fund    39

Notes to Financial Statements (unaudited) (continued)

comparable securities; any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Short Duration Muni Fund    41

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services and supervises the subadviser’s performance of such services, and pursuant to which it renders administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended September 30, 2022, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.29% on average daily net assets up to $5 billion;	0.29%
0.28% on average daily net assets over $5 billion.

The Manager has contractually agreed, through July 31, 2023, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.85%
C	1.60
Z	0.32
R6	0.29

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rate, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended September 30, 2022, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$15,066	$29,448
C	—	1,284

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Short Duration Muni Fund    43

Notes to Financial Statements (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers.

For the reporting period ended September 30, 2022, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain (loss) as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain (Loss)
$18,952,723	$16,454,663	$—

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2022, were as follows:

Cost of Purchases	Proceeds from Sales
$127,692,485	$169,002,246

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of September 30, 2022 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$290,024,560	$85,208	$(18,436,185)	$(18,350,977)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

As of March 31, 2022, the Fund had a capital loss carryforward of approximately $4,993,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2022 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of September 30, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R6	1,093	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	8	87.3

PGIM Short Duration Muni Fund    45

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended September 30, 2022:
Shares sold	2,552,762	$24,887,857
Shares issued in reinvestment of dividends and distributions	46,006	448,279
Shares purchased	(4,159,494)	(40,636,722)
Net increase (decrease) in shares outstanding before conversion	(1,560,726)	(15,300,586)
Shares issued upon conversion from other share class(es)	161,245	1,573,801
Shares purchased upon conversion into other share class(es)	(62,892)	(615,460)
Net increase (decrease) in shares outstanding	(1,462,373)	$(14,342,245)

Year ended March 31, 2022:
Shares sold	6,588,514	$68,858,052
Shares issued in reinvestment of dividends and distributions	69,598	721,271
Shares purchased	(5,395,808)	(55,793,548)
Net increase (decrease) in shares outstanding before conversion	1,262,304	13,785,775
Shares issued upon conversion from other share class(es)	169,986	1,765,596
Shares purchased upon conversion into other share class(es)	(294,746)	(3,068,112)
Net increase (decrease) in shares outstanding	1,137,544	$12,483,259

Class C
Six months ended September 30, 2022:
Shares sold	106,836	$1,037,288
Shares issued in reinvestment of dividends and distributions	675	6,557
Shares purchased	(141,744)	(1,379,083)
Net increase (decrease) in shares outstanding before conversion	(34,233)	(335,238)
Shares purchased upon conversion into other share class(es)	(96,357)	(938,626)
Net increase (decrease) in shares outstanding	(130,590)	$(1,273,864)

Year ended March 31, 2022:
Shares sold	192,660	$2,011,029
Shares issued in reinvestment of dividends and distributions	139	1,458
Shares purchased	(288,609)	(3,000,332)
Net increase (decrease) in shares outstanding before conversion	(95,810)	(987,845)
Shares purchased upon conversion into other share class(es)	(125,039)	(1,294,727)
Net increase (decrease) in shares outstanding	(220,849)	$(2,282,572)

Share Class	Shares	Amount

Class Z
Six months ended September 30, 2022:
Shares sold	7,015,217	$68,363,917
Shares issued in reinvestment of dividends and distributions	110,659	1,077,483
Shares purchased	(10,432,223)	(101,880,013)
Net increase (decrease) in shares outstanding before conversion	(3,306,347)	(32,438,613)
Shares issued upon conversion from other share class(es)	75,489	737,079
Shares purchased upon conversion into other share class(es)	(85,714)	(836,555)
Net increase (decrease) in shares outstanding	(3,316,572)	$(32,538,089)

Year ended March 31, 2022:
Shares sold	17,730,023	$184,928,763
Shares issued in reinvestment of dividends and distributions	181,125	1,877,957
Shares purchased	(14,431,257)	(149,578,631)
Net increase (decrease) in shares outstanding before conversion	3,479,891	37,228,089
Shares issued upon conversion from other share class(es)	319,389	3,320,309
Shares purchased upon conversion into other share class(es)	(74,093)	(770,259)
Net increase (decrease) in shares outstanding	3,725,187	$39,778,139

Class R6
Six months ended September 30, 2022:
Shares sold	842,958	$8,202,407
Shares issued in reinvestment of dividends and distributions	6,012	58,465
Shares purchased	(403,462)	(3,942,649)
Net increase (decrease) in shares outstanding before conversion	445,508	4,318,223
Shares issued upon conversion from other share class(es)	8,189	79,761
Net increase (decrease) in shares outstanding	453,697	$4,397,984

Year ended March 31, 2022:
Shares sold	843,104	$8,692,469
Shares issued in reinvestment of dividends and distributions	3,200	32,872
Shares purchased	(180,709)	(1,863,996)
Net increase (decrease) in shares outstanding before conversion	665,595	6,861,345
Shares issued upon conversion from other share class(es)	4,525	47,193
Net increase (decrease) in shares outstanding	670,120	$6,908,538

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

PGIM Short Duration Muni Fund    47

Notes to Financial Statements (unaudited) (continued)

	Current SCA	Prior SCA
Term of Commitment	9/30/2022 - 9/28/2023	10/1/2021 – 9/29/2022
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2022.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a negative impact on the value of the equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

PGIM Short Duration Muni Fund    49

Notes to Financial Statements (unaudited) (continued)

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Tax Risk: Municipal bonds are subject to tax risk. This is the risk that federal income tax rates may decrease, which could decrease the demand for municipal bonds, or that a change in the law may limit or eliminate the exemption of interest on municipal bonds from such taxes. In addition, the income from municipal bonds could be declared taxable because of non-compliant conduct of an issuer.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria

PGIM Short Duration Muni Fund    51

Notes to Financial Statements (unaudited) (continued)

are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Short Duration Muni Fund (formerly, PGIM Short Duration Muni High Income Fund)1 (the “Fund”) consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 26 and June 7-9, 2022 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2023, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1PGIM Short Duration Muni Fund is a series of Prudential Investment Portfolios 12.

PGIM Short Duration Muni Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as the administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2021 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM Short Duration Muni Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2021. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2021. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the mutual funds included in the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the

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impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile
•	The Board noted that the Fund outperformed its benchmark index over all periods.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.32% for Class Z shares, and 0.29% for Class R6 shares through July 31, 2023.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short Duration Muni Fund

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street
Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street
Newark, NJ 07102

DISTRIBUTOR	Prudential Investment	655 Broad Street
	Management Services LLC	Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund	PO Box 9658
	Services LLC	Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Short Duration Muni Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

  Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MUNI FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PDSAX	PDSCX	PDSZX	PDSQX

CUSIP	744336835	744336827	744336819	744336744

MF222E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 15, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	November 15, 2022